Non-current assets held for sale - (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Held for sale
Current liabilities
Adjustment to the carrying amount of its assets equivalent to the depreciation that would have been charged if the business had not been classified as held for sale	$ 2,608